Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 97.9%

AUSTRALIA — 1.3%
WiseTech Global Ltd.	1,350,073	$36,425,736

BRAZIL — 5.2%
MercadoLibre, Inc. *	52,973	91,591,376
NU Holdings Ltd., Class A *	3,860,616	55,477,052
		147,068,428
CANADA — 3.1%
Kinaxis, Inc. *	307,121	30,996,901
Shopify, Inc., Class A *	468,010	55,515,346
		86,512,247
CHINA — 11.4%
Akeso, Inc. *	1,104,000	18,797,704
BYD Co., Ltd., Class H	4,804,700	65,686,676
Contemporary Amperex Technology Co., Ltd., Class A	895,700	52,995,042
Ganfeng Lithium Group Co., Ltd., Class H	2,203,000	20,890,633
Meituan, Class B *	2,374,950	25,916,050
PDD Holdings, Inc. ADR *	446,000	45,572,280
Tencent Holdings Ltd.	1,282,100	80,865,100
Wuxi Biologics Cayman, Inc. *	2,541,000	10,927,553
		321,651,038
DENMARK — 6.5%
Ambu A/S, B Shares	1,585,554	16,945,283
DSV A/S	439,084	106,042,415
Genmab A/S *	131,780	35,491,188
Novo Nordisk A/S, B Shares	556,298	20,357,445
Zealand Pharma A/S *	100,737	4,691,323
		183,527,654
FRANCE — 6.7%
Air Liquide SA	152,939	31,612,263
Hermes International	32,611	61,776,701
L'Oreal SA	220,822	90,159,522
SOITEC *	65,601	4,023,816
		187,572,302
GERMANY — 1.1%
AIXTRON SE	788,395	30,763,506

HONG KONG — 3.6%
AIA Group Ltd.	9,139,000	101,546,425

INDIA — 0.7%
HDFC Bank Ltd.	1,038,305	8,133,091
MakeMyTrip Ltd. *	312,055	11,636,531
		19,769,622
ISRAEL — 0.9%
Mobileye Global, Inc., Class A *	249,833	1,716,352
Wix.com Ltd. *	277,426	24,987,760
		26,704,112
ITALY — 5.2%
Brunello Cucinelli SpA	365,881	31,975,865

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
Ferrari NV	200,203	$67,929,671
Prysmian SpA	317,941	37,545,997
Wizz Air Holdings PLC *	894,345	10,186,746
		147,638,279
JAPAN — 9.5%
Advantest Corp.	533,600	73,640,359
Disco Corp.	177,200	72,223,763
Keyence Corp.	189,400	67,408,855
Lasertec Corp.	148,900	33,141,206
SBI Holdings, Inc.	1,193,400	22,097,415
		268,511,598
NETHERLANDS — 9.7%
Adyen NV *	79,887	79,954,937
Argenx SE *	72,842	52,864,287
ASML Holding NV	76,430	101,633,301
EXOR NV	488,911	37,425,050
		271,877,575
NEW ZEALAND — 0.4%
Xero Ltd. *	199,739	10,556,173

SINGAPORE — 2.1%
Sea Ltd. ADR *	718,107	59,466,441

SOUTH KOREA — 3.8%
Coupang, Inc. *	2,322,245	43,843,986
Delivery Hero SE *	570,539	10,601,274
SK hynix, Inc.	92,684	52,585,669
		107,030,929
SWEDEN — 3.6%
Atlas Copco AB, A Shares	5,221,503	92,142,959
Kinnevik AB, B Shares *	1,481,535	7,966,926
		100,109,885
SWITZERLAND — 6.0%
Belimo Holding AG	16,539	13,432,129
Galderma Group AG	336,916	66,215,386
Lonza Group AG	42,809	27,462,770
Sika AG	133,635	22,119,034
Temenos AG	237,521	20,817,843
VAT Group AG	30,850	19,245,518
		169,292,680
TAIWAN — 7.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,655,000	211,385,189

UNITED KINGDOM — 4.1%
Games Workshop Group PLC	116,496	27,539,287
Ocado Group PLC *	4,046,235	9,718,807
RELX PLC	1,069,302	35,032,867
Wise PLC, Class A *	3,504,761	42,204,982
		114,495,943
UNITED STATES — 5.5%
Atlassian Corp., Class A *	314,586	21,470,494

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
Spotify Technology SA *	274,178	$132,951,654
		154,422,148
Total Common Stocks (cost $1,869,532,642)		2,756,327,910

PREFERRED STOCKS — 1.8%

GERMANY — 1.8%
Sartorius AG 0.34%	200,526	50,174,959

Total Preferred Stocks (cost $42,524,572)		50,174,959

TOTAL INVESTMENTS — 99.7% (cost $1,912,057,214)		$2,806,502,869
Other assets less liabilities — 0.3%		7,592,342
NET ASSETS — 100.0%		$2,814,095,211

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2025.

Portfolio of Investments

March 31, 2026 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$575,226,173	$2,181,101,737	$—	$2,756,327,910
Preferred Stocks**	—	50,174,959	—	50,174,959
Total	$575,226,173	$2,231,276,696	$—	$2,806,502,869

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2025.